Critical accounting judgments and key sources of estimation uncertainty (Details) € in Thousands	1 Months Ended	3 Months Ended	12 Months Ended			24 Months Ended
	Jul. 31, 2016 EUR (€)	Dec. 31, 2017 EUR (€) employee	Dec. 31, 2017 EUR (€) item	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2011 EUR (€)	Jul. 31, 2015 EUR (€)	Dec. 31, 2014 EUR (€)
Critical accounting judgments and key sources of estimation uncertainty
Accumulated deficit		€ (189,850)	€ (189,850)	€ (116,201)	€ (120,002)	€ (120,002)
Profit (Loss) for the year			(74,826)	3,802	(35,069)
Net cash (used in) provided by operating activities			(30,252)	3,548	(19,574)
Cash and cash equivalents		34,063	34,063	77,969	17,982	17,982			€ 13,471
Milestone payment receivable from Takeda		15,000	15,000
Negotiations to obtain loan from European Investment Bank		€ 25,000	€ 25,000
Maximum number of employee under InnovFin program of EIB | employee		3,000
Number of product development routes | item			9
Impairment of assets
Carrying value		€ 36,160	€ 36,160	46,584	48,993	48,993
Tax credits related to subsidiaries		25,800	25,800
Deferred tax assets recognized on net operating losses		0	0
Tax credit receivables recognized						3,800
ChondroCelect
Impairment of assets
Useful life							10 years
Intellectual property
Impairment of assets
Carrying value		22,863	22,863	25,601	26,540	26,540
Intellectual property | Cx601
Impairment of assets
Carrying value	€ 1,700
Useful life	10 years
Development
Impairment of assets
Carrying value		899	899	€ 18,273	19,987	19,987
TiGenix SAU | Cx601
Impairment of assets
Development costs capitalized							€ 1,700
Carrying value	€ 1,700	€ 1,500	€ 1,500
TiGenix SAU | Intellectual property
Impairment of assets
Useful life	10 years
TiGenix SAU | Development
Impairment of assets
Carrying value					€ 2,600	€ 2,600
Coretherapix
Critical accounting judgments and key sources of estimation uncertainty
Number of product development routes | item			9
Impairment of assets
Issued share capital acquired (in percent)								100.00%
Goodwill								€ 717
Coretherapix | Development
Impairment of assets
Allocation of purchase price								17,400
Coretherapix | Other intangible assets
Impairment of assets
Allocation of purchase price								€ 277